PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.3%
Municipal Bonds
Alabama 4.4%
Alabama Hsg. Fin. Auth. Rev., Forest Hills Vlg. Proj., Series A (Mandatory put date 11/01/26)	5.000%(cc)	11/01/27	420	$423,594
Black Belt Energy Gas Dist. Rev.,
Gas Proj., Series F	5.000	12/01/28	400	414,105
Proj. No. 5, Series A-1 (Mandatory put date 10/01/26)	4.000(cc)	10/01/49	680	683,448
Series A	5.000	12/01/28	500	518,213
Series B-1 (Mandatory put date 10/01/27)	4.000(cc)	04/01/53	545	548,650
Series C-1 (Mandatory put date 06/01/29)	5.250(cc)	02/01/53	125	130,907
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	160	161,361

Lower Alabama Gas Dist. Rev., Series A	5.000	09/01/27	400	407,581
Southeast Energy Auth. Cooperative Dist. Rev., Proj. No. 5, Series A (Mandatory put date 07/01/29)	5.250(cc)	01/01/54	925	971,055
				4,258,914
Arizona 4.3%
Arizona Dept. of Transp. St. Hwy. Fd. Rev., Rfdg.	5.000	07/01/28	195	195,365
Arizona Indl. Dev. Auth. Rev.,
Ironwood Ranch Apts. Proj. (Mandatory put date 09/01/26)	5.000(cc)	02/01/58	1,630	1,636,536
The Ranches at Gunsmoke Proj. (Mandatory put date 11/01/26)	5.000(cc)	03/01/58	350	352,756
Chandler Indl. Dev. Auth. Rev.,
Intel Corp. Proj., AMT (Mandatory put date 06/15/28)	4.100(cc)	12/01/37	200	201,236
Intel Corp. Proj., AMT, Rmkt. (Mandatory put date 06/01/29)	4.000(cc)	06/01/49	1,045	1,058,739

Glendale Indl. Dev. Auth. Rev., Midwest Univ. Foundation, Sr. Series A, AMT	5.000	07/01/27	340	345,589
La Paz Cnty. Indl. Dev. Auth. Rev., Chrt. Sch. Solutions Harmony Pub. Sch. Proj.	5.000	02/15/28	145	147,229
Maricopa Cnty. Indl. Dev. Auth. Rev., Banner Hlth., Series A-2 (Mandatory put date 05/15/28)	5.000(cc)	01/01/53	185	189,998
				4,127,448
California 7.5%
California Cmnty. Choice Fing. Auth. Rev.,
Clean Energy Proj., Sustainable Bonds, Series C	5.000	04/01/29	230	237,044
Sustainable Bonds, Series D (Mandatory put date 11/01/28)	5.500(cc)	05/01/54	525	545,250

California Cnty. Tob. Securitization Agcy. Rev., Sonoma Cnty. Securitization Corp., Series A, Rfdg.	5.000	06/01/27	325	331,808
California Hlth. Facs. Fing. Auth. Rev., Providence St. Joseph Hlth., Series B, Rfdg. (Mandatory put date 10/01/27)	5.000(cc)	10/01/39	750	765,918
California Infrast. & Econ. Dev. Bank Rev.,
Brightline West Passanger Rail Proj., Series C, 144A, AMT (Mandatory put date 11/02/26)	3.500(cc)	01/01/65	250	250,005
Colburn Sch., Rfdg. (Mandatory put date 08/01/26)	1.750(cc)	08/01/55	1,000	995,201
California Muni. Fin. Auth. Rev.,
Sr. Lien, LINXS APM Proj., Series A, P3 Proj., AMT	5.000	12/31/27	190	195,000
Terracina at Westpark Apts., Series A (Mandatory put date 08/01/27)	3.200(cc)	09/01/45	135	135,043
Wste. Mgmt., Inc., Rmkt., Series A, AMT (Mandatory put date 12/01/26)	3.450(cc)	12/01/44	200	200,268

California St., CM Veterans Bond, GO, Rfdg., AMT	3.150	12/01/26	775	773,513
Central Vlly. Energy Auth. Rev., Nat. Gas Util. Imps.	5.000	08/01/29	270	282,667
City of Los Angeles Dept. of Arpt. Rev., Series B, Rfdg., AMT	5.000	05/15/27	330	336,849
Los Angeles Dept. of Arpts. Rev., Sub. Series C, AMT	5.000	05/15/32	285	292,620

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
Los Angeles Dept. of Wtr. & Pwr. Rev.,
LA Dept. of Wtr. & Pwr. Sys., Series C	5.000%	07/01/26	200	$200,278
Series A, Rfdg.	5.000	07/01/27	160	163,387
Series A, Rfdg.	5.000	07/01/28	175	180,607
Series C	4.000	07/01/26	475	474,808
Series D, Rfdg.	5.000	07/01/26	425	425,633

River Islands Pub. Fing. Auth., Spl. Tax, Cmnty. Facs. Dt. No. 2023-1 Impt. Area No. 3, Rfdg.	5.000	09/01/27	100	101,881
Sacramento Cnty. Arpt. Sys. Rev., Series C, Rfdg., AMT	5.000	07/01/31	395	409,869
				7,297,649
Colorado 2.5%
Adams Cnty. Hsg. Auth. Rev., Verrbena Proj., Series A	4.000	04/01/29	315	315,906
City of Colorado Springs Rev., Bradley Ridge Apts. Proj. (Mandatory put date 12/01/29)	3.150(cc)	12/01/45	200	199,789
Colorado Hlth. Facs. Auth. Rev.,
Commonspirit Hlth., Series A-1, Rfdg.	5.000	08/01/26	260	260,857
Commonspirit Hlth., Series A-2, Rfdg.	5.000	08/01/26	200	200,468
Commonspirit Hlth., Series B-2 (Mandatory put date 08/01/26)	5.000(cc)	08/01/49	175	175,126
Covenant Living Communities & Svcs., Rfdg.	5.000	12/01/27	245	250,856
Intermountain Healthcare, Series B, Rfdg. (Mandatory put date 08/17/26)	5.000(cc)	05/15/62	475	476,850

University of Colorado Rev., Univ. Enterprise Rev., Green Bond Proj., Series C-3B, Rfdg. (Mandatory put date 10/15/26)	2.000(cc)	06/01/51	540	537,223
				2,417,075
Connecticut 1.2%
Connecticut St. Higher Ed. Supplement Loan Auth. Rev.,
Chesla Loan Prog., Series B, AMT	5.000	11/15/26	150	150,987
Chesla Loan Prog., Series B, AMT	5.000	11/15/29	165	172,715
Chesla Loan Prog., Series C, AMT, Rfdg.	5.000	11/15/29	500	523,365

Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Yale Univ., Series A-2, Rfdg. (Mandatory put date 07/01/26)	2.000(cc)	07/01/42	175	174,802
Connecticut St. Special Tax Rev., Transp. Infrast., Series A	5.000	09/01/29	100	100,578
				1,122,447
District of Columbia 1.2%
Dist. of Columbia Rev.,
Children’s Hosp. Rfdg.	5.000	07/15/27	250	250,187
Children’s Hosp. Rfdg.	5.000	07/15/35	300	300,145
Dist. of Columbia Int’l. Sch.	5.000	07/01/28	175	180,102
Georgetown Univ., Rfdg.	5.000	04/01/35	200	202,173
KIPP DC Issue, Series A, Rfdg.	5.000	07/01/26	125	125,125
KIPP DC Proj.	5.000	07/01/26	125	125,125
				1,182,857
Florida 4.0%
Broward Cnty. Sch. Dist., Series B, Rfdg., COP	5.000	07/01/33	320	324,880
City of Tampa Rev., H. Lee Moffitt Cancer Ctr. Proj., Series B, Rfdg.	5.000	07/01/37	415	415,257
Florida Muni. Pwr. Agcy. Rev., Series A, Rfdg.	3.000	10/01/29	280	276,855

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Florida St., Cap. Outlay, Series E, GO, Rfdg.	3.000%	06/01/29	150	$149,869
Jacksonville Hsg. Fin. Auth. Rev., Egret Landing (Mandatory put date 07/01/28)	3.400(cc)	07/01/58	205	205,369
Lee Cnty. Indl. Dev. Auth. Rev., Shell Point Oblig. Grp., Series B-1	4.750	11/15/29	500	503,117
Miami-Dade Cnty. Indl. Dev. Auth. Rev., Wste. Mgmt., Inc., Rmkt.	3.350	09/01/27	550	548,705
Orange Cnty. Hlth. Facs. Auth. Rev., Adventhealth Oblig. Grp., Series C, Rfdg. (Mandatory put date 11/15/26)	5.000(cc)	11/15/52	250	252,398
Orange Cnty. Hsg. Fin. Auth. Rev., The Wtr. Apts., Series E (Mandatory put date 07/01/28)	3.350(cc)	01/01/43	250	250,458
Palm Beach Cnty. Hsg. Fin. Auth. Rev., Calusa Pointe II, Series B (Mandatory put date 02/01/29)	2.900(cc)	02/01/30	1,000	987,505
				3,914,413
Georgia 4.0%
Columbus Med. Ctr. Hosp. Auth. Rev., Piedmont Healthcare Proj., Inc., Series A, Rfdg. (Mandatory put date 07/01/26)	5.000(cc)	07/01/54	155	155,271
Main Street Natural Gas, Inc. Rev.,
Gas Supply Rev., Series C, 144A (Mandatory put date 11/01/27)	4.000(cc)	08/01/52	500	499,777
Series A	5.000	12/01/27	125	128,013
Series A (Mandatory put date 09/01/27)	4.000(cc)	07/01/52	1,390	1,402,662
Series A (Mandatory put date 12/01/29)	4.000(cc)	09/01/52	160	161,632
Series B (Mandatory put date 06/01/29)	5.000(cc)	12/01/52	225	233,728
Series C (Mandatory put date 09/01/26)	4.000(cc)	03/01/50	1,000	1,001,750
Series C (Mandatory Put Date 12/01/28)	4.000(cc)	05/01/52	260	262,720
				3,845,553
Illinois 12.5%
Chicago Brd. of Ed.,
Series A, GO, Rfdg., AG	5.000	12/01/27	100	103,130
Series B, GO, Rfdg.	5.250	12/01/27	150	152,735
Series C, GO, Rfdg.	5.250	12/01/27	700	712,763

Chicago Brd. of Ed. Dedicated Capital Impvt. Tax Rev., Sch. Imps.	5.000	04/01/33	740	758,117
Chicago O’Hare Int’l. Arpt. Rev.,
Series E, Rfdg., AMT	5.000	01/01/27	540	546,487
Sr. Lien, Series G, AMT	5.000	01/01/37	250	251,563
City of Chicago,
Series A, GO, Rfdg.(ee)	5.000	01/01/27	590	593,508
Series B, Exchange, GO, Rfdg.	4.000	01/01/29	250	249,896

City of Chicago Wastewater Transmission Rev., Second Lien, Series A	5.000	01/01/27	160	162,028
De Witt Macon & Logan Cntys. Cmnty. Unit Sch. Dist. No. 15 Clinton, Series A, GO, Rfdg., BAM	3.000	12/01/27	305	303,798
Illinois Fin. Auth. Rev.,
Field Museum of Natural History, Rfdg., Rmkt. (Mandatory put date 09/01/28)	3.691(cc)	11/01/34	965	952,424
Mercy Hlth. Sys. Oblig. Grp., Rfdg.	5.000	12/01/26	250	250,000
Midwestern Univ. Foundation, AMT	5.000	07/01/28	340	350,447
OSF Healthcare Sys., Series B-2, Rfdg. (Mandatory put date 11/15/26)	5.000(cc)	05/15/50	435	435,289
Presbyterian Living Oblig. Grp., Series B, Rfdg.(hh)	5.000	11/01/27	500	510,323
Univ. of Illinois Hlth. Svcs.	5.000	10/01/28	125	129,754
Westminster Vlg., Series A, Rfdg.	4.500	05/01/28	525	525,004
Illinois Hsg. Dev. Auth. Rev.,
Island Terrace (Mandatory put date 04/01/28)	2.800(cc)	04/01/29	500	495,326
Leyden Sr. Apts. (Mandatory put date 01/01/28)	3.380(cc)	07/01/45	250	250,437

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Illinois Hsg. Dev. Auth. Rev., (cont’d.)
Sustainable Bonds, Series C-2 (Mandatory put date 08/01/28)	3.600%(cc)	08/01/32	160	$160,944
Sustainable Bonds, Series H, Rfdg.	5.750	10/01/53	375	398,594
Walden Oaks (Mandatory put date 10/01/26)	5.000(cc)	10/01/27	300	301,760
Illinois St.,
GO	3.500	06/01/29	100	100,032
GO	5.000	06/01/26	215	215,024
GO	5.000	11/01/33	390	392,269
Series A, GO	5.000	12/01/27	140	144,313
Series A, GO	5.000	12/01/28	250	257,208
Series B, GO	5.250	09/01/28	115	120,776
Series D, GO, Rfdg.	5.000	07/01/27	330	337,394
Illinois St. Sales Tax Rev.,
Jr. Oblig. Series A	5.000	06/15/28	140	145,720
Jr. Oblig., Series A	4.000	06/15/27	310	313,610
Sub. Series C, Rfdg.	4.000	06/15/29	415	415,214
Sub. Series D, Rfdg.	4.000	06/15/30	475	475,083

Illinois St. Toll Hwy. Auth. Rev., Sr. Series A, Rfdg.	5.000	12/01/31	325	325,449
Lake Cnty. Fst. Presv. Dist., Series A, GO, Rfdg.	3.250	12/15/28	135	134,695
Sales Tax Securitization Corp. Rev., Series C, Rfdg.	5.000	01/01/27	145	146,799
				12,117,913
Indiana 1.6%
Indiana Fin. Auth. Rev.,
Franciscan Alliance, Inc., Series B	5.000	11/01/32	215	220,239
Indiana Univ. Hlth., Series B-1 (Mandatory put date 07/01/28)	5.000(cc)	10/01/62	450	466,610
Republic Svcs., Inc., Rfdg., AMT (Mandatory put date 06/01/26)	2.900(cc)	05/01/28	300	300,000

Indiana Hsg. & Cmnty. Dev. Auth. Rev., Sustainable Bonds, Series C-1, Rfdg.	3.000	01/01/52	150	147,247
Indianapolis Local Pub. Impt. Bond Bank Rev., Indianapolis Arpt. Auth., Rfdg., AMT	5.000	01/01/28	380	380,557
				1,514,653
Kansas 0.3%
City of Maize, Series A, GO	4.000	10/01/27	205	205,178
Kansas Dev. Fin. Auth. Rev., Terrace Pointe, Series K-2 (Mandatory put date 09/01/27)	5.000(cc)	09/01/28	100	102,500
				307,678
Kentucky 2.3%
Boone Cnty. Rev., Duke Energy Kentucky, Inc., Proj., Rfdg.	3.700	08/01/27	275	275,766
Kentucky Pub. Energy Auth. Rev., Series C (Mandatory put date 02/01/28)	4.000(cc)	02/01/50	1,260	1,272,644
Kentucky St. Ppty. & Bldg. Commn. Rev., Proj. No. 114	4.000	10/01/31	725	726,021
				2,274,431
Louisiana 0.9%
Ernest N Morial New Orleans Exhib. Hall Auth., Spl. Tax, Rfdg.	5.000	07/15/26	285	285,803

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Louisiana (cont’d.)
New Orleans Aviation Brd. Rev., Series D-2, AMT, Rfdg.	5.000%	01/01/29	330	$333,282
St. John Baptist Parish Rev., Marathon Oil Corp. Proj., Rfdg. (Mandatory put date 07/01/26)	4.050(cc)	06/01/37	225	225,150
				844,235
Maryland 0.4%
Montgomery Cnty. Hsg. Opportunities Commn. Rev., Series B, AMT	3.125	07/01/28	385	382,529
Massachusetts 2.7%
Massachusetts Dev. Fin. Agcy. Rev., Dexter Southfield., Rfdg.	5.000	05/01/30	1,035	1,035,504
Massachusetts Edl. Fing. Auth. Rev.,
Edl. Loan Rev. Bonds Issue, AMT	5.000	07/01/29	175	184,986
Issue K, Sr. Series A, Rfdg., AMT	5.000	07/01/26	225	225,270
Issue L, Sr. Series B, AMT, Rfdg.	5.000	07/01/28	100	103,974
Sr. Series B, AMT	5.000	07/01/27	540	551,284

Town of Ware, GO, BANS(hh)	4.125	06/01/27	500	504,929
				2,605,947
Michigan 3.2%
Michigan Fin. Auth. Rev.,
Henry Ford Hlth. Sys., Rfdg.	5.000	11/15/27	300	302,467
Hosp. Trinity Hlth. Credit Grp., Rfdg.	5.000	12/01/37	1,120	1,143,569
Sr. Series A, Class 1, Rfdg.	5.000	06/01/26	380	380,036

Michigan St. Hsg. Dev. Auth. Rev., Series C	3.000	06/01/51	500	492,380
Michigan Strategic Fd. Rev., Sustainable Bond, Recycled Board Machine Proj., AMT (Mandatory put date 10/01/26)	4.000(cc)	10/01/61	500	499,921
Oakland Cnty. Bldg. Auth. Rev., Pub. Imps.	3.000	11/01/27	100	99,581
Waterford Sch. Dist., GO	4.000	05/01/31	145	145,113
				3,063,067
Minnesota 3.0%
City of Minneapolis Rev., Allina Hlth. Sys., Series A (Mandatory put date 11/15/28)	5.000(cc)	11/15/52	565	591,396
City of Mounds View Rev., Sibley Court Proj. (Mandatory put date 03/01/28)	3.375(cc)	03/01/46	305	306,448
Minnesota Muni. Gas Agcy. Rev.,
Gas Proj., Series A	5.000	09/01/27	475	482,730
Gas Proj., Series A	5.000	09/01/28	625	642,879

Minnesota Rural Wtr. Fin. Auth., Inc. Rev., Rfdg., BANS	3.300	08/01/26	375	374,988
Washington Cnty. Cmnty. Dev. Agcy. Rev., Red Rock Manor Proj. (Mandatory put date 08/01/28)	3.150(cc)	02/01/46	500	500,516
				2,898,957

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Mississippi 0.5%
Mississippi Bus. Fin. Corp. Rev., Wste. PRO USA, Inc., AMT, Rfdg., 144A (Mandatory put date 08/02/27)	4.375%(cc)	02/01/48	250	$250,985
Univ. of Mississippi Edl. Bldg. Corp. Rev., Campus Impt. Proj., Series A	3.000	11/01/27	200	199,709
				450,694
Missouri 0.2%
Missouri St. Hlth. & Edl. Facs. Auth. Rev., SSM Hlth., Series A, Rfdg. (Mandatory put date 06/01/28)	5.000(cc)	06/01/39	140	144,704
Missouri Dev. Fin. Brd. Rev., Fulton St. Hosp. Proj.	3.000	10/01/28	100	99,882
				244,586
Nebraska 0.5%
Dawson Cnty. Pub. Pwr. Dist. Rev., Series B	3.000	06/15/29	245	243,102
Nebraska Invt. Fin. Auth. Rev., Mural, Series A (Mandatory put date 04/01/27)	3.000(cc)	04/01/42	250	249,999
				493,101
New Hampshire 0.1%
New Hampshire Bus. Fin. Auth. Rev., Silverado Proj., 144A	5.000	12/01/28	150	150,013
New Jersey 4.6%
Bergen Cnty., GO, Rfdg.	3.000	12/01/26	115	115,185
Morris Cnty., GO	3.000	02/01/28	135	135,011
New Jersey Edl. Facs. Auth. Rev., Montclair St. Univ., Series B, Rfdg.	5.000	07/01/29	495	495,780
New Jersey Healthcare Facs. Fing. Auth. Rev., RWJ Barnabas Hlth. Obligation Grp., Series A, Rfdg.	5.000	07/01/27	165	165,280
New Jersey Higher Ed. Student Assistance Auth. Rev.,
Sr. Series A, Rfdg., AMT	5.000	12/01/27	150	153,711
Sr. Series B, AMT	5.000	12/01/27	275	281,803
Sr. Series B, AMT	5.000	12/01/28	805	838,200
Sr. Series B, Rfdg., AMT	5.000	12/01/26	390	393,255
Sr. Series B, Rfdg., AMT	5.000	12/01/27	75	76,836

New Jersey Transp. Tr. Fd. Auth. Rev., Transp. Sys., Series A, Rfdg.	5.000	12/15/36	100	104,005
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/27	250	255,088
Series A, Rfdg.	5.000	06/01/28	250	260,182
Series A, Rfdg.	5.000	06/01/33	215	223,146
Series A, Rfdg.	5.000	06/01/35	900	924,841
				4,422,323
New Mexico 0.3%
Santa Fe Cnty. Rev., Cresta Ranch Apts. (Mandatory put date 06/01/28)	3.290(cc)	12/10/49	250	251,091

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York 4.3%
Dutchess Cnty. Loc. Dev. Corp. Rev., Health Quest Sys. Proj., Inc., Series B	5.000%	07/01/26	200	$200,304
Metropolitan Transp. Auth. Rev., Series C-1, Rfdg.	5.000	11/15/27	170	171,771
Monroe Cnty. Indl. Dev. Corp. Rev., The Rochester Gen. Hosp.	5.000	12/01/28	250	252,161
New York City Hsg. Dev. Corp. Rev., Sustainable Dev. Bonds, Series F-2A (Mandatory put date 12/22/26)	3.400(cc)	11/01/62	950	949,891
New York St. Dorm. Auth. Rev., Fing. Prog. Series A	5.000	10/01/32	205	206,326
New York St. Hsg. Fin. Agcy. Rev.,
Sustainable Bonds, Series B-2 (Mandatory put date 05/01/27)	3.600(cc)	11/01/62	190	190,012
Sustainable Bonds, Series C-2 (Mandatory put date 11/01/30)(hh)	3.200(cc)	05/01/66	400	400,386
Sustainable Bonds, Series D-2 (Mandatory put date 11/01/27)	3.100(cc)	05/01/62	375	374,363
Sustainable Bonds, Series E-2 (Mandatory put date 05/01/28)	3.875(cc)	11/01/63	280	280,047
New York Transp. Dev. Corp. Rev.,
Delta Air Lines, Inc., Lagurdia Arpt. Terminals C&D Redev. Proj.	4.000	10/01/30	640	647,265
Delta Air Lines, Inc., Lagurdia Arpt. Terminals C&D Redev. Proj., AMT	5.000	01/01/29	500	510,577
				4,183,103
North Carolina 0.3%
Charlotte-Mecklenburg Hosp. Auth. Rev., Atrium Hlth., Series D, Rmkt. (Mandatory put date 06/15/27)	3.625(cc)	01/15/48	320	321,781
Ohio 1.6%
Columbus-Franklin Cnty. Fin. Auth. Rev., Castle Creek Apts. (Mandatory put date 06/01/29)	3.200(cc)	06/01/44	600	602,211
Franklin Cnty. Rev., Nationwide Children’s Hosp., Rfdg.	5.000	11/01/33	225	228,539
Ohio Air Quality Dev. Auth. Rev., Duke Energy Corp. Proj., Series A, AMT, Rfdg. (Mandatory put date 06/01/27)	4.250(cc)	11/01/39	550	553,002
Ohio St. Rev., Cleveland Clinic Hlth. Sys., Series B, Rfdg.	5.000	01/01/27	125	126,687
				1,510,439
Oklahoma 0.1%
Oklahoma Dev. Fin. Auth. Rev., OU Med. Proj., Series B	5.000	08/15/26	100	100,365
Oregon 0.4%
Port of Portland Arpt. Rev., Series 27-A, Rfdg., AMT	5.000	07/01/26	420	420,612
Pennsylvania 4.9%
Chester Cnty. Hlth & Ed. Facs. Auth. Rev., Main Line Hlth. Sys., Series A, Rfdg.	5.000	10/01/32	260	266,045
Dauphin Cnty. Gen. Auth. Rev., Pinnacle Hlth. Sys. Proj., Series A, Rfdg.	5.000	06/01/36	205	205,000
Geisinger Auth. Rev., Geisinger Hlth. Sys., Series A-2, Rfdg.	5.000	02/15/34	285	288,266
Lehigh Cnty. Rev., Lehigh Vlly. Hlth., Series A, Rfdg.	4.000	07/01/28	615	615,328
Pennsylvania Econ. Dev. Fing. Auth. Rev.,
Univ. of Pittsburgh Med. Ctr., Series A, Rfdg.	5.000	02/15/27	275	278,649
Wste. Mgmt., Inc., Proj., Series A, AMT, Rmkt. (Mandatory put date 08/01/26)	3.875(cc)	08/01/37	500	500,103

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)

Pennsylvania Higher Ed. Assistance Agcy. Rev., Series A	5.000%	06/01/26	445	$445,032
Pennsylvania Hsg. Fin. Agcy. Rev.,
Sustainable Bonds, Series 141A	5.750	10/01/53	590	622,500
Sustainable Bonds, Series 146A	6.250	10/01/54	470	508,361

Pennsylvania Turnpike Commn. Rev., Sub. Series A	5.000	12/01/29	400	403,761
Philadelphia Gas Wks. Co. Rev., 1998 Gen. Ordinance, Rfdg.	5.000	10/01/27	150	150,897
Philadelphia Sch. Dist., Series A, GO	5.000	09/01/36	420	432,830
				4,716,772
Puerto Rico 1.0%
Puerto Rico Comnwlth., Restructured, Series A1, GO	5.625	07/01/27	411	417,179
Puerto Rico Indl. Tourist Edl. Med. & Envirml. Ctl. Facs Fing. Auth. Rev., Hosp. Auxilio Mutuo Oblig. Grp., Rfdg.	5.000	07/01/28	325	334,068
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., Restructured, Series A-1, CABS	3.235(t)	07/01/29	200	181,124
				932,371
Rhode Island 2.0%
Rhode Island Student Loan Auth. Rev.,
Sr. Bonds, Series A, AMT	5.000	12/01/26	275	277,279
Sr. Bonds, Series A, AMT	5.000	12/01/27	600	614,558
Sr. Bonds, Series A, AMT	5.000	12/01/28	265	275,425
Sr. Prog., Series A, AMT	5.000	12/01/26	750	756,210
				1,923,472
South Carolina 1.0%
Piedmont Muni. Pwr. Agcy. Rev., Series C, Rfdg.	5.000	01/01/34	950	956,726
South Dakota 0.3%
South Dakota Hlth. & Edl. Facs. Auth. Rev., Westhill Vlg. Retirement Cmnty.	5.000	09/01/27	300	301,124
Tennessee 2.4%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd. Rev., Espero Chatanooga Proj. (Mandatory put date 11/01/27)	3.000(cc)	12/01/43	125	124,830
Dickson Hlth. & Edl. Facs. Brd. Rev., BTT Dev. IV & Hsg. Assoc. (Mandatory put date 04/01/27)	3.000(cc)	04/01/28	150	149,422
Metropolitan Govt. Nashville & Davidson Cnty Hlth. & Edl. Facs. Brd. Rev.,
Burning Tree Apts. Proj. (Mandatory put date 10/01/27)	5.000(cc)	10/01/28	185	189,335
Vanderbilt Univ. Med. Ctr., Series A	5.000	07/01/29	205	205,243

Metropolitan Nashville Arpt. Auth. Rev., Sub. Series B, AMT	5.000	07/01/27	255	260,071
Tennessee Energy Acq. Corp. Rev.,
Gas Proj., Series A-1, Rfdg. (Mandatory put date 05/01/28)	5.000(cc)	05/01/53	1,075	1,105,599
Series C	5.000	02/01/27	300	302,881
				2,337,381

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas 8.8%
Allen Indpt Sch. Dist., Sch. Bldg., GO, PSFG	5.000%	02/15/36	15	$15,018
Brazoria Cnty. Muni. Util. Dist. No. 21, GO, Rfdg., AG	3.500	09/01/26	150	150,026
Brazos Higher Ed. Auth., Inc. Rev., Sr. Series 1A, AMT	5.000	04/01/27	500	506,000
Brooks Dev. Auth. Rev., Sr. Lien, Series C, Rfdg., 144A (Mandatory put date 08/15/28)	5.000(cc)	08/15/42	285	291,953
City of Carthage, Cert. Oblig., GO	3.000	05/15/28	245	242,762
City of San Antonio Elec. & Gas Sys. Rev., Jr. Lien, Rfdg. (Mandatory put date 12/01/26)	3.650(cc)	02/01/53	580	580,222
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch., Series A	5.000	08/15/28	250	259,863
Idea Pub. Sch., Series B	5.000	08/15/27	595	597,112
Idea Pub. Sch., Series B	5.000	08/15/28	250	250,883
Dallas Indpt. Sch. Dist.,
Series A-2, GO, PSFG, Rfdg. (Mandatory put date 02/15/27)	5.000(cc)	02/15/55	115	116,490
Series A-2, GO, PSFG, Rfdg. (Pre-refunded date 02/15/27)(ee)	5.000(cc)	02/15/55	25	25,435

Eagle Mountain & Saginaw Indpt. Sch. Dist., Sch. Bldg., GO, Rfdg. Rmkt., PSFG (Mandatory put date 08/01/27)	4.000(cc)	08/01/50	145	147,189
Fort Bend Cnty. Muni. Util. Dist. No. 122, GO, Rfdg., BAM	3.000	09/01/27	335	333,187
Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev., Memorial Hermann Hlth. Sys., Series B-3 (Mandatory Put Date 12/01/26)	5.000(cc)	07/01/49	350	353,707
Harris Cnty. Muni. Util. Dist. No. 157, GO, BAM	3.000	03/01/29	325	322,611
Housing Options, Inc. Rev., Royal Crest Apts. (Mandatory put date 02/01/28)	3.050(cc)	02/01/45	210	209,887
Houston Higher Ed. Fin. Corp. Rev., KIPP, Inc., Series A, Rfdg., PSFG	3.375	02/15/29	300	298,309
Las Varas Pub. Facs. Corp. Rev., Central at Commerce, Series A (Mandatory put date 11/01/29)	3.350(cc)	11/01/44	350	349,041
Matagorda Cnty. Nav. Dist. No. 1 Rev., Houston Lt. & Pwr. Co., Rfdg., Rmkt., AMBAC	5.125	11/01/28	200	207,410
Mesquite Indpt. Sch. Dist., Series B, GO, Rfdg., PSFG	3.000	08/15/29	145	143,337
New Hope Cultural Ed. Facs. Fin. Corp. Rev., Westminster Proj., Rfdg.	5.000	11/01/26	280	282,006
San Antonio Hsg. Tr. Pub. Facs. Corp. Rev., Palladium San Antonio (Mandatory put date 07/01/27)	3.450(cc)	07/01/29	525	526,595
Strategic Hsg. Fin. Corp. of Travis Cnty. Rev., Blue Ridge Apts. (Mandatory put date 03/01/28)	3.350(cc)	03/01/46	210	210,183
Tarrant Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev., Texas Hlth. Res. Sys., Series B, Rfdg. (Mandatory put date 11/15/29)	5.000(cc)	11/15/64	200	213,182
Texarkana Indpt. Sch. Dist., GO, PSFG (Mandatory put date 08/15/26)	4.000(cc)	02/15/53	735	736,482
Texas Muni. Gas Acq. & Supply Corp. Rev.,
Nat. Gas Util. Imps.	5.000	01/01/28	375	383,759
Series A (Mandatory put date 01/01/30)	5.500(cc)	01/01/54	665	701,430
Sr. Lien, Series D	6.250	12/15/26	100	101,434
				8,555,513
Utah 1.0%
City of Salt Lake City Arpt. Rev.,
Series A, AMT	5.000	07/01/27	425	433,757
Series A, AMT	5.000	07/01/36	220	222,687

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Utah (cont’d.)

Utah Cnty. Rev., IHC Hlth. Svcs., Inc., Series B (Mandatory put date 08/01/26)	5.000%(cc)	05/15/60	275	$275,820
				932,264
Virginia 1.9%
Richmond Redev. & Hsg. Auth. Rev.,
Joyfield at German Sch. Road (Mandatory put date 06/01/28)	3.050(cc)	12/01/55	700	700,778
Joyfield at German Sch. Road (Mandatory put date 12/01/26)	3.100(cc)	12/01/55	135	135,000

Virginia College Bldg. Auth. Rev., Series A	4.000	02/01/31	120	120,042
Virginia Pub. Bldg. Auth. Rev., Series C, AMT	5.000	08/01/30	200	200,430
Virginia Small Bus. Fing. Auth. Rev., Hampton Univ., Rfdg.	5.000	10/01/26	705	710,052
				1,866,302
Washington 3.9%
City of Bremerton, Ltd. Tax, Series A, GO, Rfdg.	3.750	12/01/26	120	120,071
Clark Cnty. Sch. Dist. No. 37 Vancouver, GO	5.000	12/01/34	245	249,631
King Cnty. Hsg. Auth. Rev.,
Rfdg.	5.000	01/01/27	200	202,161
Rfdg.	5.000	07/01/27	200	204,004
Rfdg.	5.000	01/01/28	150	154,365

Vancouver Hsg. Auth. Rev., Battle Ground Portfolio, Series A	5.000	08/01/29	800	831,277
Washington Healthcare Facs. Auth. Rev.,
Commonspirit Hlth., Series B-3, Rfdg. (Mandatory put date 08/01/26)	5.000(cc)	08/01/49	855	855,738
Overlake Hosp. Med. Ctr., Series B, Rfdg.	5.000	07/01/26	440	440,589
Overlake Hosp. Med. Ctr., Series B, Rfdg.	5.000	07/01/28	195	199,665
Providence St. Joseph Hlth., Series B, Rfdg.	5.000	10/01/26	250	251,548
Whatcom Cnty. Pub. Util. Dist. No. 1,
Series A, GO, AMT, BAM	5.000	12/01/27	120	123,389
Series A, GO, AMT, BAM	5.000	12/01/28	100	104,591
				3,737,029
Wisconsin 3.2%
Pub. Fin. Auth. Rev.,
Affordable Hsg. Ctfs., Series A, 144A (Mandatory put date 05/01/29)	3.582(cc)	12/01/68	500	499,897
Cuyahoga River Cap. Port., Class A, Series 1, 144A (Mandatory put date 07/01/28)	4.000(cc)	01/01/55	648	648,219
Kahala Nui Proj., Rfdg.	5.000	11/15/26	275	277,065
Kahala Nui Proj., Rfdg.	5.000	11/15/27	290	296,986
Series 2025-1, Class A, Cert., 144A (Mandatory put date 08/01/27)	4.750(cc)	08/01/59	400	399,679
Triad Edu. Svcs., Inc., Series A	4.000	06/15/26	370	369,906
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Advocate Aurora Hlth. Credit Grp., Series A, Rfdg.	5.000	08/15/32	340	353,603
Advocate Aurora Hlth. Credit Grp., Series C-3, Rfdg., Rmkt. (Mandatory put date 06/04/26)	5.000(cc)	08/15/54	295	295,394
				3,140,749

Total Long-Term Investments (cost $96,204,162)				96,123,577

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Short-Term Investment 0.9%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.757%) (cost $943,038)(wb)	943,038	$943,038

TOTAL INVESTMENTS 100.2% (cost $97,147,200)		97,066,615
Liabilities in excess of other assets(z) (0.2)%		(240,740)

Net Assets 100.0%		$96,825,875

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AG—Assured Guaranty Inc.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes
CABS—Capital Appreciation Bonds
COP—Certificates of Participation
GO—General Obligation
PSFG—Permanent School Fund Guarantee
Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at May 31, 2026.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
8	2 Year U.S. Treasury Notes	Sep. 2026	$1,652,500	$(3,822)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).